UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 149.0%

Security	Principal Amount (000’s omitted)	Value
Education — 23.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$215,161
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	361,828
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	770,352
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	120	134,905
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	130,169
California Municipal Finance Authority, (Pomona College), 5.00%, 1/1/48(1)	6,000	7,011,840
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	450,619
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	308,399
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	888,303
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	931,107
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	979,282
California State University, 5.00%, 11/1/43(1)	4,000	4,695,720
University of California, 5.00%, 5/15/36(1)	4,075	4,812,412
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	210,474
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	690	708,671

		$22,609,242

Electric Utilities — 3.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$278,132
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,572,555
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	717,434
Vernon, Electric System Revenue, 5.125%, 8/1/21	480	493,296

		$3,061,417

Escrowed/Prerefunded — 5.7%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$265	$272,075
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,172,401
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,480,502
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	364,478
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	220	227,183

		$5,516,639

General Obligations — 34.4%
Alameda Unified School District, Alameda County, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$3,852,511
California, 5.50%, 11/1/35	1,600	1,725,984
California, 6.00%, 4/1/38	485	497,013
Grossmont-Cuyamaca Community College District, (Election of 2012), 5.00%, 8/1/44(1)	5,000	5,842,000
Illinois, 5.00%, 12/1/34	2,000	2,104,120
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	7,911,945

Security	Principal Amount (000’s omitted)	Value
Long Beach Unified School District, 5.00%, 8/1/41(1)	$3,500	$4,021,185
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,876,603
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	3,180	3,283,191

		$33,114,552

Hospital — 18.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,079,030
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	205,113
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	703,428
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,006,524
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,281,976
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	594,872
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	6,772,800
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	545,535
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,077,980
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,226,212

		$17,493,470

Insured-Escrowed/Prerefunded — 4.5%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,292,220

		$4,292,220

Insured-General Obligations — 4.1%
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	$4,720	$3,946,156

		$3,946,156

Insured-Transportation — 6.4%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,346,300
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,793,780

		$6,140,080

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$1,027,335

		$1,027,335

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$385,916

		$385,916

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$316,651
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	634,764
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	600,773

		$1,552,188

Special Tax Revenue — 18.4%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$500	$562,530
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,594,849
Irvine Community Facilities District No. 2013-3, (Great Park), 4.00%, 9/1/49	1,500	1,512,255
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	524,352

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	$240	$261,958
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	365,341
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	261,444
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	2,100	2,449,923
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/48(1)	6,000	6,868,500
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,552,184
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	792,005

		$17,745,341

Transportation — 9.0%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,022,440
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,239,229
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,902,443
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,495,147

		$8,659,259

Water and Sewer — 18.5%
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42(1)	$5,850	$6,796,998
Los Angeles Department of Water and Power, Waterworks Revenue, 5.00%, 7/1/41(1)	4,000	4,617,000
San Francisco City and County Public Utilities Commission, 5.00%, 11/1/42(1)	4,075	4,595,744
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,836,221

		$17,845,963

Total Tax-Exempt Municipal Securities — 149.0% (identified cost $138,010,712)		$143,389,778

Taxable Municipal Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
Education — 2.0%
California Educational Facilities Authority, (Santa Clara University), 3.836%, 4/1/47	$2,000	$1,921,280

		$1,921,280

Hospital — 5.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,641,950
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,569,250

		$5,211,200

Total Taxable Municipal Securities — 7.4% (identified cost $6,979,743)		$7,132,480

Value
Total Investments — 156.4% (identified cost $144,990,455)	$150,522,258

Other Assets, Less Liabilities — (56.4)%	$(54,275,205)

Net Assets Applicable to Common Shares — 100.0%	$96,247,053

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $634,764 or 0.7% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$143,389,778	$—	$143,389,778
Taxable Municipal Securities	—	7,132,480	—	7,132,480
Total Investments	$—	$150,522,258	$—	$150,522,258

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018